Residential Whole Loans - Residential Whole Loans, at Carrying Value Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average LTV Ratio	80.00%
Settled Whole Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Performing Loans	$ 6,315,738	$ 3,478,160
Unpaid Principal Balance (“UPB”)	$ 6,189,012	$ 3,467,099
Weighted Average Coupon	5.05%	6.04%
Weighted Average Term to Maturity (Months)	307 months	281 months
Non-QM loans | Settled Whole Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased performing loans	$ 3,453,242	$ 2,336,117
Unpaid Principal Balance (“UPB”)	$ 3,361,164	$ 2,294,086
Weighted Average Coupon	5.07%	5.84%
Weighted Average Term to Maturity (Months)	355 months	351 months
Weighted Average LTV Ratio	66.00%	64.00%
Weighted Average FICO Scores	731	712
Non-QM loans | Settled Whole Loans | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	$ 3,165,964	$ 2,042,405
Non-QM loans | Settled Whole Loans | 30-59
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	77,581	71,303
Non-QM loans | Settled Whole Loans | 60-89
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	22,864	35,697
Non-QM loans | Settled Whole Loans | 90 or more
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	94,755	144,681
Rehabilitation loans | Settled Whole Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased performing loans	727,964	563,430
Unpaid Principal Balance (“UPB”)	$ 731,154	$ 581,801
Weighted Average Coupon	7.18%	7.29%
Weighted Average Term to Maturity (Months)	11 months	3 months
Weighted Average LTV Ratio	67.00%	63.00%
Weighted Average FICO Scores	735	719
Rehabilitation loans | Settled Whole Loans | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	$ 616,733	$ 390,706
Rehabilitation loans | Settled Whole Loans | 30-59
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	5,834	29,315
Rehabilitation loans | Settled Whole Loans | 60-89
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	5,553	25,433
Rehabilitation loans | Settled Whole Loans | 90 or more
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	103,034	136,347
Single-family rental loans | Settled Whole Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased performing loans	949,772	442,456
Unpaid Principal Balance (“UPB”)	$ 924,498	$ 442,208
Weighted Average Coupon	5.46%	6.32%
Weighted Average Term to Maturity (Months)	329 months	324 months
Weighted Average LTV Ratio	70.00%	70.00%
Weighted Average FICO Scores	732	730
Single-family rental loans | Settled Whole Loans | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	$ 898,166	$ 411,377
Single-family rental loans | Settled Whole Loans | 30-59
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	2,150	6,691
Single-family rental loans | Settled Whole Loans | 60-89
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	695	3,907
Single-family rental loans | Settled Whole Loans | 90 or more
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	23,487	20,233
Seasoned performing loans | Settled Whole Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased performing loans	101,995	136,157
Unpaid Principal Balance (“UPB”)	$ 111,710	$ 149,004
Weighted Average Coupon	2.76%	3.30%
Weighted Average Term to Maturity (Months)	162 months	171 months
Weighted Average LTV Ratio	37.00%	40.00%
Weighted Average FICO Scores	722	723
Seasoned performing loans | Settled Whole Loans | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	$ 102,047	$ 136,778
Seasoned performing loans | Settled Whole Loans | 30-59
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	938	2,248
Seasoned performing loans | Settled Whole Loans | 60-89
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	481	1,155
Seasoned performing loans | Settled Whole Loans | 90 or more
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	8,244	8,823
Agency eligible investor loans | Settled Whole Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased performing loans	1,082,765
Unpaid Principal Balance (“UPB”)	$ 1,060,486
Weighted Average Coupon	3.40%
Weighted Average Term to Maturity (Months)	354 months
Weighted Average LTV Ratio	62.00%
Weighted Average FICO Scores	767
Agency eligible investor loans | Settled Whole Loans | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	$ 1,039,257
Agency eligible investor loans | Settled Whole Loans | 30-59
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	21,229
Agency eligible investor loans | Settled Whole Loans | 60-89
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	0
Agency eligible investor loans | Settled Whole Loans | 90 or more
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	0
Purchased Credit Deteriorated Loans | Settled Whole Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased Credit Deteriorated Loans	524,992	630,339
Unpaid Principal Balance (“UPB”)	$ 643,187	$ 782,319
Weighted Average Coupon	4.55%	4.46%
Weighted Average Term to Maturity (Months)	283 months	287 months
Weighted Average LTV Ratio	69.00%	76.00%
Purchased Credit Deteriorated Loans | Settled Whole Loans | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	$ 456,924	$ 544,803
Purchased Credit Deteriorated Loans | Settled Whole Loans | 30-59
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	50,048	65,791
Purchased Credit Deteriorated Loans | Settled Whole Loans | 60-89
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	18,736	26,697
Purchased Credit Deteriorated Loans | Settled Whole Loans | 90 or more
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	117,479	145,028
Purchased Non-performing Loans | Settled Whole Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased Credit Deteriorated Loans	1,072,270	1,216,902
Unpaid Principal Balance (“UPB”)	$ 1,073,544	$ 1,282,093
Weighted Average Coupon	4.87%	4.87%
Weighted Average Term to Maturity (Months)	283 months	290 months
Weighted Average LTV Ratio	73.00%	80.00%
Purchased Non-performing Loans | Settled Whole Loans | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	$ 492,481	$ 497,299
Purchased Non-performing Loans | Settled Whole Loans | 30-59
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	87,041	104,993
Purchased Non-performing Loans | Settled Whole Loans | 60-89
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	40,876	54,180
Purchased Non-performing Loans | Settled Whole Loans | 90 or more
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging by UPB	453,146	625,621
Residential whole loans | Settled Whole Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased Credit Deteriorated Loans	7,913,000	5,325,401
Unpaid Principal Balance (“UPB”)	$ 7,905,743	$ 5,531,511
Weighted Average Coupon	4.99%	5.54%
Weighted Average Term to Maturity (Months)	301 months	284 months
Certain rehabilitation loans | Settled Whole Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased performing loans	$ 137,300	$ 189,900
Weighted Average LTV Ratio	71.00%	69.00%